Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Current Inventories
All figures in £ millions	2018	2017
Raw materials	5	4
Work in progress	—	2
Finished goods	149	142
Returns asset	10	—

	164	148